Loss Per Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Aug. 09, 2019
Loss per share (Textual)
Average number of options outstanding	68,890	14,023
Reverse share split ratio	The basic and diluted loss per share for the period ended June 30, 2018 is revised to reflect the reverse-split ratio of 1 for 10 following the Merger on March 13, 2018. In addition, basic and diluted loss per share for the period ended June 30, 2019 and 2018 have been adjusted for the 2019 Reverse Share Split on May 1, 2019 with a ratio of 1 for 20.
Stock Options [Member]
Loss per share (Textual)
Options outstanding			176,283